Income Taxes - Evernorth - Annual (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The income tax provision for the period from August 29, 2025 (inception) to December 31, 2025 is as follows:

2025
Deferred:
U.S. federal	$32,070,654
State	6,350,211
38,420,865
Change in valuation allowance	(38,420,865)
Provision for income taxes	$—

Schedule of Effective Income Tax Rate Reconciliation
The provision for income taxes differs from the amount expected by applying the federal statutory rate to the loss before taxes for the period from August 29, 2025 (inception) to December 31, 2025 as follows:

2025
Statutory rate	$(32,070,654)
State taxes, net of federal benefit	(6,350,211)
Permanent book/tax differences	—
Change in valuation allowance	38,420,865
Provision for income taxes	$—

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets as of December 31, 2025 are summarized below.

December 31, 2025
Deferred tax assets:
Net operating loss carryforwards	$1,374
Refundable investor advances	138,265,775
Start-up costs	280,599
Gross deferred tax assets	138,547,748
Valuation allowance	(38,420,865)
Total deferred tax assets	100,126,883
Deferred tax liabilities:
Digital assets	(100,126,883)
Total net deferred tax	$—